Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Executive Board and Supervisory Board Members
Related Party Transactions
Revenue from rendering of services	€ 0	€ 0
Companies controlled by members of the Supervisory Board Member
Related Party Transactions
Sale of products and services	2	1
Purchase of products and services	5	3
Sponsoring and other financial support	4	4
Amount owed to related parties	0	0
Amount owed from related parties	€ 0	0
Term of commitments	6 years
Commitments made by the entity	€ 21	28
Supervisory Board Members
Related Party Transactions
Amount owed to related parties	0	0
Services received	€ 1	€ 1